Description of Business	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]

1.           Description of Business

SG Blocks, Inc. (the “Company”) was previously known as CDSI Holdings, Inc. (a Delaware corporation incorporated on December 29, 1993). On July 27, 2011, the Company entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”) by and among the Company, CDSI Merger Sub, Inc., a Delaware corporation wholly-owned subsidiary of the Company (“Merger Sub”), SG Building Blocks, Inc. (“SG Building”, formerly SG Blocks, Inc.), and certain stockholders of SG Building. The merger contemplated by the Merger Agreement was completed on November 4, 2011 (the “Merger”).  Upon the consummation of the transactions contemplated by the Merger Agreement, Merger Sub was merged with and into SG Building, with SG Building surviving the Merger and becoming a wholly-owned subsidiary, and the only operating business of the Company. Upon consummation of the Merger, the Company changed its name from CDSI Holdings, Inc. to SG Blocks, Inc. The Merger was a reverse merge that was accounted for as a recapitalization of SG Building as SG Building is the accounting acquirer. Accordingly, the historical financial statements presented are the financial statements of SG Building.

On October 25, 2010, SG Blocks, LLC (a Missouri Limited Liability Company formed on January 23, 2007) completed a common control merger with SG Building, (a Delaware corporation incorporated on August 16, 2010) (“LLC Merger”), with SG Building being the surviving Corporation. In connection with the merger, all of the outstanding membership units were retroactively restated to shares of common stock.

The Company is a provider of code engineered cargo shipping containers modified for use in “green” construction. The Company also provides engineering and project management services related to the use of modified containers in construction.